FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy of Convertible Notes (Details) $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	$ 0
Liabilities, fair value	536,281
Principal | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Principal | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	5,808
Liabilities, fair value	732,362
Estimate of Fair Value Measurement | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	3,364
Estimate of Fair Value Measurement | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	2,444
Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	3,364
Liabilities, fair value	3,364
Estimate of Fair Value Measurement | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	3,364
Estimate of Fair Value Measurement | Level 1 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	2,444
Liabilities, fair value	2,444
Estimate of Fair Value Measurement | Level 2 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Estimate of Fair Value Measurement | Level 2 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	2,444
Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Liabilities, fair value	726,554
Estimate of Fair Value Measurement | Level 3 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Estimate of Fair Value Measurement | Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liability, fair value	0
Convertible Notes Mature In April 2025 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	536,281	$ 522,097
Accrued PIK interest	0	0
Convertible Notes Mature In April 2025 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	726,554	557,007
Accrued PIK interest	8,031	7,896
Convertible Notes Mature In April 2025 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Accrued PIK interest	0	0
Convertible Notes Mature In April 2025 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Accrued PIK interest	0	0
Convertible Notes Mature In April 2025 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	726,554	557,007
Accrued PIK interest	$ 8,031	7,896
Other Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1
Convertible Notes Issued On April 19, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	$ 94,186	91,430
Convertible Notes Issued On April 19, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	172,610	101,078
Convertible Notes Issued On April 19, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 19, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 19, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	172,610	101,078
Convertible Notes Issued On April 21, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	5,291	5,137
Convertible Notes Issued On April 21, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	9,697	5,674
Convertible Notes Issued On April 21, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 21, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 21, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	9,697	5,674
Convertible Notes Issued On April 23, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	47,622	46,229
Convertible Notes Issued On April 23, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	87,275	51,062
Convertible Notes Issued On April 23, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 23, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 23, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	87,275	51,062
Convertible Notes Issued On April 26, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	80,429	78,075
Convertible Notes Issued On April 26, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	147,398	86,165
Convertible Notes Issued On April 26, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 26, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On April 26, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	147,398	86,165
Convertible Notes Issued On August 20, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	52,122	50,597
Convertible Notes Issued On August 20, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	49,635	50,941
Convertible Notes Issued On August 20, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On August 20, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On August 20, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	49,635	50,941
Convertible Notes Issued On September 10, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	15,559	16,110
Convertible Notes Issued On September 10, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	15,272	16,472
Convertible Notes Issued On September 10, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 10, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 10, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	15,272	16,472
Convertible Notes Issued On September 23, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	77,825	76,051
Convertible Notes Issued On September 23, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	76,393	77,559
Convertible Notes Issued On September 23, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 23, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 23, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	76,393	77,559
Convertible Notes Issued On September 24, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	61,825	60,016
Convertible Notes Issued On September 24, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	60,687	61,179
Convertible Notes Issued On September 24, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 24, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 24, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	60,687	61,179
Convertible Notes Issued On September 27, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	2,034	1,974
Convertible Notes Issued On September 27, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	1,996	2,012
Convertible Notes Issued On September 27, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 27, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On September 27, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	1,996	2,012
Convertible Notes Issued On October 1, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	89,269	86,655
Convertible Notes Issued On October 1, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	87,627	87,150
Convertible Notes Issued On October 1, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On October 1, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On October 1, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	87,627	87,150
Convertible Notes Issued On November 10, 2021 | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	10,119	9,823
Convertible Notes Issued On November 10, 2021 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	9,933	9,819
Convertible Notes Issued On November 10, 2021 | Estimate of Fair Value Measurement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On November 10, 2021 | Estimate of Fair Value Measurement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	0	0
Convertible Notes Issued On November 10, 2021 | Estimate of Fair Value Measurement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable, fair value	$ 9,933	$ 9,819